UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [ ];           Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Elias Asset Management
Address:   500 Essjay Rd.  Suite 220
           Williamsville, NY  14221


Form 13F File Number:    28-_04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Brace
Title:  Portfolio Manager
Phone:  716-633-3800

Signature, Place, and Date of Signing:

                                WILLIAMSVILLE, NY                11/11/02
------------------              -----------------                --------
[Signature]                      [City, State]                    [Date]

Report Type          (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28-04969        ___________________________-  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   ___0_______________

Form 13F Information Table Entry Total:              ____74____________

Form 13F Information Table Value Total:             $_____215139_______
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

           ____      28-_____________________       __________________________

           [Repeat as necessary.]





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                                                       Elias Asset Management
                                                              FORM 13F
                                                         September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Alcoa Inc.                     COM              013817101     4132   214068 SH       Sole                   214068
American Express Co.           COM              025816109     6221   199532 SH       Sole                   199532
Amgen Inc.                     COM              031162100      209     5020 SH       Sole                     5020
Anadarko Petroleum Corp.       COM              032511107     7401   166165 SH       Sole                   166165
Applied Materials Inc.         COM              038222105     4310   373125 SH       Sole                   373125
Automatic Data Processing      COM              053015103     7030   202179 SH       Sole                   202179
Cisco Systems Inc.             COM              17275R102     3695   352578 SH       Sole                   352578
Citigroup Inc.                 COM              172967101     5601   188918 SH       Sole                   188918
Clear Channel Communications   COM              184502102     6064   174500 SH       Sole                   174500
DuPont E.I.                    COM              263534109     7623   211350 SH       Sole                   211350
EMC Corp. Mass                 COM              268648102     1920   420206 SH       Sole                   420206
Emerson Electric Co.           COM              291011104     7263   165295 SH       Sole                   165295
Exxon Mobil Corp.              COM              30231G102     8289   259834 SH       Sole                   259834
General Electric Co.           COM              369604103     7242   293779 SH       Sole                   293779
Home Depot Inc.                COM              437076102     5958   228277 SH       Sole                   228277
Intel Corp.                    COM              458140100     4806   345995 SH       Sole                   345995
Johnson & Johnson              COM              478160104     6842   126520 SH       Sole                   126520
Kimberly-Clark Corp.           COM              494368103     7039   124275 SH       Sole                   124275
Marsh & McLennan Cos.          COM              571748102     7688   184641 SH       Sole                   184641
Medtronic Inc.                 COM              585055106     8222   195198 SH       Sole                   195198
Merck and Co.                  COM              589331107      323     7060 SH       Sole                     7060
Merrill Lynch & Co.            COM              590188108     5854   177658 SH       Sole                   177658
Microsoft Inc.                 COM              594918104     7386   168852 SH       Sole                   168852
PPG Industries Inc.            COM              693506107     4920   110075 SH       Sole                   110075
Pepsico Inc.                   COM              713448108     6297   170412 SH       Sole                   170412
Procter & Gamble               COM              742718109      268     3000 SH       Sole                     3000
Raytheon Corp.                 COM              755111507     5382   183687 SH       Sole                   183687
S & P 500 Dep Receipt          COM              78462F103      270     3300 SH       Sole                     3300
SBC Communications Inc.        COM              78387G103      218    10863 SH       Sole                    10863
State Street Corp.             COM              857477103     6547   169445 SH       Sole                   169445
Target Corporation             COM              87612E106     5935   201062 SH       Sole                   201062
Texas Instruments Inc.         COM              882508104     4655   315142 SH       Sole                   315142
Transocean Inc.                COM              G90078109     4681   225050 SH       Sole                   225050
United Technologies Corp.      COM              913017109     6512   115281 SH       Sole                   115281
Walt Disney Co.                COM              254687106     5552   366711 SH       Sole                   366711
WorldCom Inc - Group           COM              98157D106       55   546827 SH       Sole                   546827
Brandywine Fund                                 10532D107      537 28142.9560SH      Sole               28142.9560
Eaton Vance Tax Managed Growth                  277919205      269 696.2640 SH       Sole                 696.2640
EuroPacific Growth Fund                         298706102     2305 107102.2080SH     Sole              107102.2080
Managers Special Equity Fund                    561717208     1365 26559.7410SH      Sole               26559.7410
Small Cap Value #58                             783925688     1501 107258.6940SH     Sole              107258.6940
First Mutual Fund                               892880105     1107 150056.5885SH     Sole              150056.5885
National Westminster Bank Ser                   638539700      216     8509 SH       Sole                     8509
Amgen Inc.                     COM              031162100     2006    48100 SH       Sole                    48100
BP PLC-Spons ADR               COM              055622104      317     7940 SH       Sole                     7940
BSB Bancorp Inc.               COM              055652101      200    10048 SH       Sole                    10048
Bank of New York               COM              064057102      308    10700 SH       Sole                    10700
Bankamerica Corp.              COM              060505104      227     3562 SH       Sole                     3562
Bristol-Myers Squibb Co.       COM              110122108      296    12430 SH       Sole                    12430
ChevronTexaco Corp.            COM              166764100      512     7388 SH       Sole                     7388
Colgate - Palmolive            COM              194162103      324     6000 SH       Sole                     6000
Community Bank Systems         COM              203607106     1348    45500 SH       Sole                    45500
Computer Task Group            COM              205477102      620   190750 SH       Sole                   190750
DuPont E.I.                    COM              263534109      249     6896 SH       Sole                     6896
Employee Benefit Stock Fund    COM              DONTPRIC5     3120   242554 SH       Sole                   242554
Exxon Mobil Corp.              COM              30231G102     2094    65656 SH       Sole                    65656
General Electric Co.           COM              369604103     2120    85996 SH       Sole                    85996
Gillette Co.                   COM              375766102      697    23564 SH       Sole                    23564
Intel Corp.                    COM              458140100      147    10610 SH       Sole                    10610
International Business Machine COM              459200101      303     5191 SH       Sole                     5191
Johnson & Johnson              COM              478160104      352     6500 SH       Sole                     6500
Merck and Co.                  COM                             505    11050 SH       Sole                    11050
Microsoft Inc.                 COM              594918104      244     5572 SH       Sole                     5572
Pfizer Inc.                    COM              717081103      230     7921 SH       Sole                     7921
Procter & Gamble               COM              742718109      215     2400 SH       Sole                     2400
Rand Capital Corp.             COM              DONTPRIC5       10    10000 SH       Sole                    10000
S & P Mid-Cap 400 Dep Rcpts (M COM              595635103     1766    23700 SH       Sole                    23700
Safari Associates Inc.         COM              786363101        1    26500 SH       Sole                    26500
Trustco Bank Corp.             COM              898349105      354    33440 SH       Sole                    33440
Union Pacific                  COM              907818108      316     5460 SH       Sole                     5460
United Technologies Corp.      COM              913017109      239     4225 SH       Sole                     4225
WM Wrigley Jr. Co.             COM              982526105      297     6000 SH       Sole                     6000
Walgreen Co.                   COM              931422109      246     8000 SH       Sole                     8000
Wyeth                          COM              983024100      593    18640 SH       Sole                    18640
REPORT SUMMARY                 74 DATA RECORDS              209964            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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